PRESIDENT'S MESSAGE


                                                               December 1995
Dear Shareholder:

    We are pleased to present you with the first Republic New York Tax Free Money Market Fund annual report for the period November 17, 1994 (commencement of operations) through October 31, 1995. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the Fund for the period November 17, 1994 (commencement of operations) through October 31, 1995 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge
                                      Philip W. Coolidge
                                      President

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
ANNUAL REPORT -- OCTOBER 31, 1995

TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

President's Message ......................................................   1
Letter to Shareholders from Investment Adviser ...........................   3
Statement of Net Assets ..................................................   4
Statement of Operations ..................................................   9
Statement of Changes in Net Assets .......................................  10
Financial Highlights .....................................................  11
Notes to Financial Statements ............................................  12
Report of Ernst & Young LLP, Independent Auditors ........................  14

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1995

DEAR SHAREHOLDER:

    We are pleased to present the annual report for the Republic New York Tax Free Money Market Fund (the "Fund"). The Fund's primary objective is to provide shareholders with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Fund seeks to achieve the investment objective by investing primarily in a non-diversified portfolio of short-term, high quality, fixed rate and variable rate tax-exempt money market instruments. Since its inception on November 17, 1994, the Fund has returned 3.31% as compared to 3.31% for the Lipper New York Money Market Fund Average.

    Recently released economic data continues to reinforce that the Federal Reserve may have achieved the desired "soft landing" scenario in the U.S. -- moderate and sustainable growth with low and controlled inflation. The Federal Reserve reversed course in July when it lowered the Fed Funds rate by one-quarter of a percentage point in an effort to head off a recession. However, the resilience of the U.S. economy during the summer discouraged the Fed from taking additional steps at subsequent policy meetings. Some investors still expect the Fed to reduce interest rates one more time this cycle due to the economy's improved inflation outlook.

    As of October 31, the Fund's portfolio was well balanced, consisting of:
Floating Rate Demand Notes 42.4%, Commercial Paper 30.9% and Fixed Rate Notes 24.7%. A significant increase was made in Commercial Paper during this period as attractive rates were obtained. The Fund's maturity structure as of October 31 produced an average maturity of 48 days, slightly below the industry average of 54 days, and the 30-day yield was 3.21%.

    Audited financial statements and portfolio holdings at October 31, 1995 follow. We appreciate your continued support.

                                   Sincerely,


                                   Republic National Bank of New York


SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT ADVISER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represents past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and capital gains and reflect the reimbursement of certain Fund expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1995
                                                                                                   RATINGS(b)
   PRINCIPAL                                                                                        MOODY'S/       VALUE
    AMOUNT                      DESCRIPTION(e)                               RATE     MATURITY        S&P         (NOTE 2)
   ---------                    --------------                               ----     --------     ----------     --------
                  NEW YORK TAX FREE BONDS AND NOTES -- 87.3%(A)
   $1,000,000  Bedford, New York Central School District, TANs .....        3.750%    11/16/95       NR/NR       $ 1,000,101
    1,000,000  Binghamton, New York School District, TANs ..........        4.100%    11/29/95       NR/NR         1,000,263
    2,100,000  Brentwood, New York, Union Free School District, RANs        5.000%    12/21/95       NR/NR         2,103,078
    1,000,000  Briarcliff Manor, New York, BANs ....................        4.125%    06/15/96       NR/NR         1,000,155
    1,500,000  Broome County, New York, BANs .......................        5.000%    04/19/96      MIGI/NR        1,504,339
    1,072,905  Dreyfus New York Tax Free Money Market Fund                                           NR/NR         1,072,905
    3,100,000  Dutchess County of New York Independent Development
                 Agency, Lacral Medical Project, AMT, LOC - Bank of
                 New York(c) .......................................        4.000%    08/01/15       NR/NR         3,100,000
      600,000  Erie County, New York Water Authority, Revenue Bond,
                 Series B, LOC - Industrial Bank of Japan(c) .......        3.700%    12/01/16      VMIGI/A1         600,000
    1,000,000  Fayetteville-Manilus, New York Central School Dist.,
                 TANs ..............................................        4.200%    02/29/96       NR/NR         1,001,591
      200,000  Metropolitan Transportation Authority, New York,
                 Commuter Facilities Mitsubishi Bank Limited,               3.850%    07/01/21      VMIGI/A1         200,000
    1,000,000  Metropolitan Transportation Authority, New York,
                 Commuter Facilities, Mitsubishi Bank Limited,              3.850%    07/01/21      VMIGI/A1       1,000,000
      500,000  Nassau County of New York, BANs, Series B ...........        5.500%    11/15/95      MIGI/SP1         500,222
      600,000  Nassau County of New York, TANs, Series A ...........        4.500%    03/15/96       NR/SP1+         601,308
      700,000  New York City Housing Development Corporation, East
                 17th Street Project Mortgage Revenue, LOC -
                 Chemical Bank(c) ..................................        3.900%    01/01/23       NR/A1           700,000
      500,000  New York City Housing Development Corporation, East
                 17th Street Project Mortgage Revenue, LOC -
                 Chemical Bank(c) ..................................        3.900%    01/01/23       NR/A1           500,000
      300,000  New York City Housing Development Corporation, East
                 17th Street Project Mortgage Revenue, LOC -
                 Chemical Bank(c) ..................................        3.900%    01/01/23       NR/A1           300,000
      500,000  New York City Housing Development, East 96th Street
                 Project, Series A, LOC - Mitsubishi Bank Limited(c)        3.600%    08/01/15      VMIGI/NR         500,000
      700,000  New York City Housing Development, East 96th Street
                 Project, Series A, LOC - Mitsubishi Bank Limited(c)        3.600%    08/01/15      VMIGI/NR         700,000
      100,000  New York City Housing Development, Upper 5th Avenue,
                 Series A, LOC - Bankers Trust(c) ..................        3.750%    01/01/16      VMIGI/NR         100,000
      200,000  New York City Municipal Water Finance Authority,
                 Water & Sewer System, Revenue Bond, Series C,
                 Credit Support by FGIC(c) .........................        4.000%    06/15/23      VMIGI/A1+        200,000
    2,000,000  New York City Municipal Water Finance Authority,
                 Water & Sewer System, Revenue Bond, Series C,
                 Credit Support by FGIC(c) .........................        4.000%    06/15/25      VMIGI/A1+      2,000,000
    1,000,000  New York City Water Finance Authority, Water & Sewer
                 System, Revenue Bond, LOC - Canadian Imperial,
                 Commercial Paper ..................................        3.600%    11/09/95       P1/A1+        1,000,000
      300,000  New York City, Series F-7, LOC - Union Bank of
                 Switzerland .......................................        3.950%    02/15/12      VMIGI/A1+        300,000
      600,000  New York City, SubSeries E5, LOC - Sumitomo Bank
                 Limited(c) ........................................        4.000%    08/01/16      VMIGI/A1         600,000
    2,000,000  New York State Dormatory Authority, Oxford University
                 Press Incorporated, Revenue Bond, LOC - Wachovia
                 Bank(c) ...........................................        3.800%    07/01/23      VMIGI/NR       2,000,000
      100,000  New York State Dormatory Authority, Oxford University
                 Press Incorporated, Revenue Bond, LOC - Wachovia
                 Bank(c) ...........................................        3.800%    07/01/23      VMIGI/NR         100,000
      300,000  New York State Dormatory Authority, Oxford University
                 Press Incorporated, Revenue Bond, LOC - Wachovia
                 Bank(c) ...........................................        3.800%    07/01/23      VMIGI/NR         300,000
      200,000  New York State Dormatory Authority, Miriam Osborn
                 Memorial Home, Revenue Bond, LOC - Banque Paribas
                 (c) ...............................................        3.800%    07/01/24      VMIGI/A1         200,000
    1,000,000  New York State Energy Research & Development
                 Pollution Control, Lilco Project, Revenue Bond,
                 Series A, LOC - Deutsche Bank .....................        4.700%    03/01/16      VMIGI/NR       1,000,000
    1,000,000  New York State Energy Research & Development,
                 Pollution Control, Niagra Mohawk Power Corporation,
                 Revenue Bond, LOC - Toronto Dominion(c) ...........        3.850%    12/01/25       Aa2/NR        1,000,000
    1,400,000  New York State Environmental Solid Water Disposal,
                 General Electric Project Revenue Bond, CP .........        3.500%    11/10/95       P1/A1+        1,400,000
    1,000,000  New York State Environmental Solid Water Disposal,
                 General Electric Project Revenue Bond, CP, AMT ....        3.400%    11/02/95       P1/A1+        1,000,000
    1,000,000  New York State Housing Finance Agency, Memorial Sloan
                 Kettering, Revenue Bond, LOC - Chemical Bank(c) ...        3.700%    11/01/15       NR/A1+        1,000,000
      300,000  New York State Housing Finance Agency, Memorial Sloan
                 Kettering, Revenue Bond, LOC - Chemical Bank(c) ...        3.700%    11/01/15       NR/A1+          300,000
      400,000  New York State Local Assistance Corporation, LOC -
                 Swiss Bank, Credit Issue(c) .......................        3.700%    04/01/23     VMIGI/A1+         400,000
      500,000  New York State Power Authority, Revenue & General
                 Purpose, CP .......................................        3.800%    02/13/96       P1/A1           500,000
    2,500,000  New York State Power Authority, Revenue & General
                 Purpose ...........................................        3.850%    03/01/16      VMIGI/A1       2,500,000
    1,300,000  New York State Thruway Authority, General Revenue,
                 Insured by FGIC(c) ................................        3.900%    01/01/24     VMIGI/AAA       1,300,000
    2,400,000  Niagra County of New York Industrial Development
                 Agency, Solid Waste Disposal, Revenue Bond,
                 American Refinery Fuel Company, AMT, CP ...........        3.900%    01/26/96      VMIGI/A1       2,400,000
    1,900,000  Niagra County of New York Industrial Development
                 Agency, Solid Waste Disposal, Revenue Bond,
                 American Refinery Fuel Company, AMT, CP ...........        3.550%    11/02/95      VMIGI/A1       1,900,000
    1,000,000  Niagra Falls, New York Bridge Committee, LOC -
                 Industrial Bank of Japan, Insured by FGIC(c) ......        3.700%    10/01/19      VMIGI/A1       1,000,000
      200,000  Niagra Falls, New York Bridge Committee, LOC -
                 Industrial Park of Japan, Insured by FGIC(c) ......        3.700%    10/01/19      VMIGI/A1         200,000
      100,000  New York City Trust Cultural Resource Rev., Carnegie
                 Hall, LOC - Dai-Ichi Kangyo(c) ....................        3.700%    12/01/10      VMIGI/A1         100,000
    2,000,000  Onondaga County, New York, BANs .....................        4.125%    03/25/96       NR/NR         2,003,319
    1,515,000  Port Authority Of New York & New Jersey, CP, AMT ....        3.750%    12/13/95       P1/A+         1,515,000
    1,750,000  Riverhead, New York Central School District, BANs ...        5.000%    04/19/96       NR/NR         1,754,671
      500,000  Syracuse, New York, BANs ............................        5.250%    12/01/95       NR/NR           500,543
                                                                                                                 -----------
               TOTAL NEW YORK TAX FREE BONDS AND NOTES .......................................................   $45,957,495
                                                                                                                 -----------
               OTHER MUNICIPAL NOTES - 12.3%(a)
   $3,500,000                                                               3.300%    11/06/95       NR/A1+      $ 3,500,000
    3,000,000                                                               3.800%    12/13/95       NR/A1+        3,000,000
                                                                                                                 -----------
               TOTAL OTHER MUNICIPAL NOTES ...................................................................     6,500,000
                                                                                                                 -----------
TOTAL INVESTMENTS AT AMORTIZED COST(d) .......................................................................    52,457,495
CASH .........................................................................................................         3,951
INTEREST RECEIVABLE ..........................................................................................       373,850
DEFERRED ORGANIZATION EXPENSES (NOTE 2) ......................................................................        25,619
DIVIDENDS PAYABLE ............................................................................................      (147,983)
ADMINISTRATIVE SERVICE FEE PAYABLE (NOTE 3) ..................................................................        (4,538)
DISTRIBUTION EXPENSES PAYABLE (NOTE 3) .......................................................................        (9,213)
OTHER ASSETS LESS LIABILITIES ................................................................................       (46,704)
                                                                                                                 -----------
NET ASSETS ...................................................................................................   $52,652,477
                                                                                                                 ===========
Represented by:
Paid-in capital ..............................................................................................   $52,652,477
Undistributed net investment income ..........................................................................        13,869
Accumulated net realized loss on investments .................................................................       (13,869)
                                                                                                                 -----------
NET ASSETS -- Applicable to 52,652,477 shares of beneficial interest outstanding
    (unlimited number of shares authorized) ..................................................................   $52,652,477
                                                                                                                 ===========
Net Asset Value, Offering Price and Redemption Price Per Share ..................................................      $1.00
                                                                                                                       =====

(a) Percentages indicated are based on net assets of $52,652,477, which correspond to a net asset value per common share of
    $1.00.
(b) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31,
    1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1995. Moody's Investors Service, Inc. and
    Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation
    "Moody's Investment Grade", or "MIG" for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax-exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature. These ratings are unaudited.
(c) Represents a variable rate demand note. Interest rate disclosed represents current rate at 10/31/95.
(d) The aggregate identified cost on a tax basis is the same.
(e) Approximately 39% of the municipal securities held by the Fund have credit enhancement features backing them, which the
    Fund relies on, such as letters of credit, insurance or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Fund.


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1995 (CONTINUED)

Moody's Investors Service, Inc.
-------------------------------
P-1 = Superior capacity for repayment
P-2 = Strong capacity for repayment
MIG1/VMIG1 = Best quality; strong protection of cash flow, superior liquidity and broad access to refinancing
MIG2/VMIG2 = High quality; ample protection of cash flow, liquidity support and ability to refinance
AAA = Capacity to pay interest and repay principal is extremely strong
AA  = Strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree

Standard & Poor's Corp.
-----------------------
SP-1 = Overwhelming safety characteristics
SP-2 = Strong capacity to pay principal and interest
A-1+ = Overwhelming degree of credit protection
A-1 = Strong degree of safety
A-2 = Considered strong but lacks solid strength for timely repayment

NR/NR = Not rated by Moody's/S&P as applicable.

The rates shown on Variable Rate Demand Notes (VRDN) are the current interest rates at October 31, 1995, which are subject to change based on the terms of the security.

RANs = Revenue Anticipation Notes
BANs = Bond Anticipation Notes
TANs = Tax Anticipation Notes
CP = Commercial Paper
AMT = Alternative Minimum Tax
FGIC = Financial Guaranty Insurance Corp.
LOC = Letter of Credit

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

                                                             FOR THE PERIOD
                                                            NOVEMBER 17, 1994
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                           TO OCTOBER 31, 1995
                                                           -------------------
INCOME:
  Tax exempt interest income (net of amortization of
   $142,773) (note 2) ...................................        $1,983,859

EXPENSES:
  Advisory fees (note 3) ...................  $   77,177
  Administrative services fees (note 3) ....      77,177
  Distribution fees (note 3) ...............      48,825
  Transfer agent fees ......................      15,441
  Fund accounting fees .....................      22,847
  Custodian fees and expenses ..............      31,414
  Audit ....................................      13,000
  Legal ....................................       2,164
  Reports to shareholders ..................       7,741
  Registration fees ........................      18,654
  Trustees' fees and expenses (note 3) .....       8,602
  Insurance ................................       2,384
  Amortization of organization expenses
   (note 2) ................................       6,058
  Other expenses ...........................       2,683
                                              ----------
Total expenses before waivers and
 reimbursements ............................     334,167
  Waiver of fees (note 3) ..................    (123,230)
  Reimbursement of expenses (note 3) .......        (871)
                                              ----------
    Net expenses ........................................           210,066
                                                                 ----------
Net investment income ...................................        $1,773,793
NET REALIZED LOSS ON INVESTMENTS ........................           (13,869)
                                                                 ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............        $1,759,924
                                                                 ==========


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                            NOVEMBER 17, 1994
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                           TO OCTOBER 31, 1995
                                                           -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................       $ 1,773,793
Net realized loss on investments ........................           (13,869)
                                                                -----------
Net increase in net assets resulting from operations ....         1,759,924
                                                                -----------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
    Net investment income ...............................        (1,759,924)
                                                                -----------
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00
PER SHARE:

    Proceeds from sales of shares .......................       191,998,598

    Net asset value of shares issued in connection with
      reinvestment of dividends .........................         1,046,922

    Cost of shares redeemed .............................      (140,393,043)
                                                                -----------
Net increase in net assets from capital share
  transactions ..........................................        52,652,477
                                                                -----------

Total Increase in Net Assets ............................        52,652,477

NET ASSETS:

    Beginning of period .................................                 0
                                                                -----------
    End of period (including undistributed net investment
      income of $13,869) ................................       $52,652,477
                                                                ===========


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
                                                               PERIOD FROM
                                                            NOVEMBER 17, 1994
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                           TO OCTOBER 31, 1995
                                                           -------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net Asset Value, beginning of period ....................         $  1.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............................           0.033
                                                                  -------
    Total income from investment operations .............           0.033
                                                                  -------
Less dividends:
    From net investment income ..........................          (0.033)
                                                                  -------
    Total dividends distributed to shareholders .........          (0.033)
                                                                  -------
Net asset value, end of period ..........................         $  1.00
                                                                  =======

Total return ............................................           3.31%(A)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ..................         $52,652
  Ratio of expenses to average net assets* ..............           0.41%(B)
  Ratio of net investment income to average net assets* .           3.45%(B)

------------------------------------------------------------------------------
*Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period November 17, 1994 (commencement of operations) to October 31, 1995 would have been 0.65% and 3.20%, respectively.

(A) Not Annualized.

(B) Annualized.


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic New York Tax Free Money Market Fund (the "Fund") is a non-diversified separate series (portfolio) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. The Fund commenced operations on November 17, 1994. The financial statements for the other five portfolios are presented separately. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund's objective is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

        The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Fund's significant accounting policies:

        (A) Security Valuation. The valuation of the Fund's portfolio instruments is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

        (B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date (date the security is purchased or sold). Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and Federal income tax purposes.

        (C) Expense Allocation. The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's six portfolios are allocated in proportion to the net asset levels of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

        (D) Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period beginning with the commencement of operations for the Fund. The amount of such cost aggregated $31,677.

        (E) Federal Income Taxes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to its shareholders. At October 31, 1995, the Fund had approximate net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of $13,869. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. These capital losses expire on October 31, 2003.

        (F) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded daily by the Fund and distributed monthly to shareholders.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

        (A) Advisory Fees. Republic serves as investment adviser to the Fund. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic does not place orders with the Distributor. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as Investment Adviser, Republic receives a fee payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets. During the period ended October 31, 1995, advisory fees were $77,177, of which the entire amount was waived.

        (B) Administration. The Fund retains Signature to serve as Administrator, Distributor, and Sponsor. Signature provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting business of the Fund and pays the compensation of the Fund's officers.

        For these services, Signature receives from the Fund a fee, payable monthly, at an annual rate of 0.15% of the Fund's average daily net assets. During the period ended October 31, 1995, the administration fees were $77,177, of which $46,053 was waived.

        (C) Rule 12b-1 Plan Expenses. The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act, as amended. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Fund. During the period, the Fund reimbursed Signature for distribution expenses of $48,825.

        (D) Trustees' Fees. The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $8,602 for the period ended October 31, 1995.

        (E) Expense Reimbursement and Waivers. The Adviser and Sponsor have voluntarily agreed to waive all or a portion of their fees and, to the extent necessary, reimburse the Fund for additional expenses during the period ended October 31, 1995. At October 31, 1995, expenses for the Fund were voluntarily limited to no more than 0.41% of average daily net assets on an annualized basis. For the period ended October 31, 1995, the Adviser and Sponsor voluntarily waived and reimbursed expenses aggregating $124,101.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of
Republic New York Tax Free Money Market Fund:

    We have audited the accompanying statement of net assets of Republic New York Tax Free Money Market Fund (the "Fund", one of the portfolios constituting Republic Funds, the "Trust") as of October 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 17, 1994 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic New York Tax Free Money Market Fund, a portfolio of Republic Funds, at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from November 17, 1994 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 8, 1995



           --------------------------------------------------------
                      IMPORTANT TAX INFORMATION CONCERNING
                  REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND.

    As a Republic New York Tax Free Money Market Fund shareholder during the calendar year, you should be aware that 99% of the income dividends paid in 1995 were "exempt interest dividends" and, therefore, free from any federal income tax.

-----
REPUBLIC
  NEW YORK TAX FREE
       MONEY MARKET
               FUND


INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


-----
REPUBLIC
  NEW YORK TAX FREE
       MONEY MARKET
               FUND


ANNUAL REPORT
  OCTOBER 31, 1995